Investments Investments Table (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Cost and Equity Method Investments [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 82,584	$ 130,725	$ 0	$ 0
Available-for-sale securities	27,482	32,950
Cost Method Investments	31,816	14,561
Equity Method Investments	82,584	130,725
Investments	$ 141,882	$ 178,236
Maximum [Member]
Schedule of Cost and Equity Method Investments [Line Items]
Available-for-Sale Securities, Ownership Percentage	25.00%	25.00%
Cost Method Ownership Percentage	19.00%	10.00%
Equity Method Investment, Ownership Percentage		45.00%
Minimum [Member]
Schedule of Cost and Equity Method Investments [Line Items]
Available-for-Sale Securities, Ownership Percentage	19.00%	17.00%
Cost Method Ownership Percentage	1.00%	2.00%
Equity Method Investment, Ownership Percentage	41.00%	43.00%
Fair Value, Measurements, Recurring [Member]
Schedule of Cost and Equity Method Investments [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	$ 202,241	$ 305,179
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	82,584	130,725
Contingent Consideration, Fair Value Disclosure	14,588	10,781
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Schedule of Cost and Equity Method Investments [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	202,241	305,179
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		0
Contingent Consideration, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Schedule of Cost and Equity Method Investments [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		0
Contingent Consideration, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Schedule of Cost and Equity Method Investments [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	82,584	130,725
Contingent Consideration, Fair Value Disclosure	14,588	10,781
Convertible debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of Cost and Equity Method Investments [Line Items]
Available-for-sale securities	10,038	10,116
Convertible debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Schedule of Cost and Equity Method Investments [Line Items]
Available-for-sale securities	0	0
Convertible debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Schedule of Cost and Equity Method Investments [Line Items]
Available-for-sale securities	0	0
Convertible debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Schedule of Cost and Equity Method Investments [Line Items]
Available-for-sale securities	10,038	10,116
Redeemable preferred shares [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of Cost and Equity Method Investments [Line Items]
Available-for-sale securities	17,444	22,834
Redeemable preferred shares [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Schedule of Cost and Equity Method Investments [Line Items]
Available-for-sale securities	0	0
Redeemable preferred shares [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Schedule of Cost and Equity Method Investments [Line Items]
Available-for-sale securities	0	0
Redeemable preferred shares [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Schedule of Cost and Equity Method Investments [Line Items]
Available-for-sale securities	17,444	22,834
Redeemable preferred shares [Member]
Schedule of Cost and Equity Method Investments [Line Items]
Available-for-sale securities	17,444	22,834
Convertible debt securities [Member]
Schedule of Cost and Equity Method Investments [Line Items]
Available-for-sale securities	$ 10,038	$ 10,116